PARENT ONLY FINANCIAL INFORMATION (Condensed Statements of Comprehensive Income) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Condensed Income Statements, Captions [Line Items]
General and administrative expenses	$ (29,947,822)	$ (16,223,871)	$ (9,948,830)
Operating income (loss)	19,168,491	13,482,920	10,442,502
Foreign currency exchange gains	1,196,530
Interest income	4,360,315	1,541,175	1,165,155
Other income	2,370,736	1,294,262	169,891
Income before income taxes	27,096,072	16,318,357	11,771,581
Income tax expense	(2,404,824)	(2,271,326)	(2,219,110)
Net income	24,691,248	14,047,031	9,552,471
Other comprehensive income
Foreign currency translation adjustment, net of nil income tax	66,678	1,150,824	68,415
Comprehensive income	24,757,926	15,197,855	9,620,886
Parent Company [Member]
Condensed Income Statements, Captions [Line Items]
General and administrative expenses	(170,440)	(57,172)	(83,001)
Operating income (loss)	(170,440)	(57,172)	(83,001)
Equity in income of subsidiaries	21,103,354	14,079,492	9,554,058
Foreign currency exchange gains	1,180,466
Interest income	2,288,698	24,711	81,414
Other income	289,170
Income before income taxes	24,691,248	14,047,031	9,552,471
Income tax expense
Net income	24,691,248	14,047,031	9,552,471
Other comprehensive income
Foreign currency translation adjustment, net of nil income tax	66,678	1,150,824	68,415
Comprehensive income	$ 24,757,926	$ 15,197,855	$ 9,620,886